10-Q Commitment and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Liability
Maturities of the operating lease liability as of December 31, 2023, are as follows (in thousands):

2024	$155
2025	161
2026	41
Total undiscounted lease payments	357
Less: Present value adjustment	(28)
Operating lease liability	$329
Maturities of the operating lease liabilities as of June 30, 2024 for the Del Mar and Lomas leases are as follows (in thousands):

2024	$227
2025	577
2026	511
2027	361
Total undiscounted lease payments	1,676
Less: present value adjustment	(196)
Operating lease liabilities	$1,480